UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		February 10, 2010

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$62,194
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

AMGEN INC			  COM	   031162100	 232	     4100    SH		Sole		     4100
ARADIGM CORPORATION		  COM	   038505301	  94	   657907    SH		Sole		   657907
ARQULE INC			  COM	   04269E107	 614	   166500    SH		Sole		   166500
BIOSPHERE MEDICAL INC	          COM	   09066V103	  26	     9461    SH		Sole		     9461
BIOSPECIFICS TECHNOLOGIES CORP	  COM	   090931106	2391	    81482    SH		Sole		    81482
CADENCE PHARMACEUTICALS INC	  COM	   12738T100	 539	    55700    SH		Sole		    55700
CARDIAC SCIENCE CORPORATION	  COM	   14141A108	1477	   662130    SH		Sole		   662130
CARDIONET INC			  COM	   14159L103	2051	   345300    SH		Sole		   345300
CARDIOME PHARMA CORP		  COM	   14159U202	4732	  1063374    SH		Sole		  1063374
CELSION CORPORATION		  COM	   15117N305	 618	   188846    SH		Sole		   188846
COMBIMATRIX CORPORATION		  *W	   20009T113	  38	    23266    SH		Sole		    23266
CYNOSURE INC			  COM	   232577205	 309	    26900    SH		Sole		    26900
CYPRESS BIOSCIENCES INC		  COM	   232674507	 243	    42200    SH		Sole		    42200
CYTOKINETICS INC		  COM	   23282W100	5982	  2055620    SH		Sole		  2055620
DENDREON CORP			  COM	   24823Q107	4804	   182814    SH		Sole		   182814
GILEAD SCIENCES INC		  COM	   375558103	4610	   106540    SH		Sole		   106540
HANSEN MEDICAL INC		  COM	   411307101	 391	   129000    SH		Sole		   129000
INSULET CORPORATION		  COM	   45784P101	3240	   226881    SH		Sole		   226881
INTERMUNE PHARMACEUTICALS INC	  COM	   45884X103	 536	    41100    SH		Sole		    41100
ISIS PHARMACEUTICALS INC	  COM	   464330109	8380	   754260    SH		Sole		   754260
MERGE TECHNOLOGIES INC		  COM	   589499102	 189	    56300    SH		Sole		    56300
MICRUS ENDOVASCULAR	          COM	   59518V102	1161	    77382    SH		Sole		    77382
NEKTAR THERAPEUTICS		  COM	   640268108	1622	   174000    SH		Sole		   174000
POZEN INC			  COM	   73941U102	4750	   794329    SH		Sole	 	   794329
RIGEL PHARMACEUTICALS INC	  COM	   766559603	1000	   105100    SH		Sole		   105100
SONOSITE INC			  COM	   83568G104	4523	   191400    SH		Sole		   191400
STEREOTAXIS INC		   	  COM	   85916J102	 865	   220000    SH		Sole	  	   220000
TARGACEPT INC			  COM	   87611R306	 733	    35069    SH		Sole		    35069
THERAGENICS CORP		  COM	   883375107	 324	   241874    SH		Sole		   241874
TRANS1 INC			  COM	   89385X105	1441	   364686    SH		Sole		   364686
UNITED THERAPEUTICS CORP DEL	  COM	   91307C102	 727	    13806    SH		Sole		    13806
VITAL IMAGES INC		  COM	   92846N104	1232	    97109    SH		Sole		    97109
ZIOPHARM ONCOLOGY INC		  COM	   98973P101	 355	   119900    SH		Sole		   119900
CARDICA INC			  COM	   14141A108	 240	   206560    SH		Sole		   206560
GIVEN IMAGING LTD		  COM	   M52020100	1728	    98950    SH		Sole		    98950





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